Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended						12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended					12 Months Ended			1 Months Ended			3 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2012 Netherlands	Nov. 30, 2012 Netherlands	Jul. 31, 2011 Netherlands	Dec. 31, 2010 2010 Acquisitions	Dec. 31, 2010 2010 Acquisitions Trade Names	Dec. 31, 2010 2010 Acquisitions Minimum	Dec. 31, 2010 2010 Acquisitions Maximum	Mar. 31, 2011 2011 Acquisitions Center	Dec. 31, 2011 2011 Acquisitions	Dec. 31, 2010 2011 Acquisitions	Mar. 31, 2011 2011 Acquisitions Minimum	Mar. 31, 2011 2011 Acquisitions Maximum	Jul. 31, 2011 2011 Acquisitions Netherlands Center	Jul. 31, 2011 2011 Acquisitions Netherlands Minimum	Jul. 31, 2011 2011 Acquisitions Netherlands Maximum	Dec. 31, 2012 Huntyard Limited	May 31, 2012 Huntyard Limited	May 31, 2012 Huntyard Limited Non Tax Deductible [Member]	May 31, 2012 Huntyard Limited Minimum	May 31, 2012 Huntyard Limited Maximum	May 31, 2012 Huntyard Limited United Kingdom Center	Sep. 30, 2012 Huntyard Limited United Kingdom	Jun. 30, 2012 Huntyard Limited United Kingdom
Business Acquisition [Line Items]
Cash consideration							$ 7,100,000					$ 27,600,000				$ 29,900,000								$ 110,800,000
Tangible assets acquired							1,300,000				2,200,000					9,400,000
Liabilities assumed							463,000				800,000	6,159,000				4,600,000				12,902,000
Goodwill acquired							5,407,000				23,400,000	62,917,000				39,500,000				45,723,000
Other intangible assets acquired							900,000				2,800,000					3,400,000				6,004,000
Intangible asset useful life									4 years	9 years				5 years	9 years		4 years	10 years				5 years	7 years
Indefinite intangible assets acquired								200,000
Acquisition related costs							100,000					1,100,000							500,000						500,000	500,000
Number of centers acquired											20					20								27
Ownership interest acquired		63.00%			18.50%	63.00%										63.00%
Noncontrolling interest		18.50%	18.50%	81.50%												37.00%
Noncontrolling interest recorded			3,900,000			17,100,000						17,063,000				17,100,000
Deferred tax liabilities acquired																700,000				1,720,000	1,500,000
Payments for prior year acquisitions												100,000
Revenues contributed from acquired businesses												28,000,000							26,300,000
Net income (loss) contributed from acquired businesses												(500,000)							1,100,000
Proforma Revenue	268,900,000											992,247,000	919,581,000
Proforma net income	$ 4,100,000											$ 7,115,000	$ (9,136,000)